Investment in partnership - Balance Sheet Financial Data (Details) - CAD CAD in Thousands	Dec. 31, 2017	Apr. 01, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Current assets	CAD 89,280		CAD 74,946
Total Assets	383,644		350,081
Liabilities	79,030		74,028
Total Liabilities	237,720		191,127
Loan to partnership (note 24)	969		0
Partnership Interest
Schedule of Equity Method Investments [Line Items]
Current assets	1,868		0
Non-current assets	2,275		0
Total Assets	4,143	CAD 3,745	0
Liabilities	1,094		0
Long-term liabilities	1,141		0
Total Liabilities	2,235	CAD 1,437	0
Net Assets	CAD 1,908		CAD 0
Undivided ownership interest, percentage	49.00%
Parent Company
Schedule of Equity Method Investments [Line Items]
Loan to partnership (note 24)	CAD 1,900